Gain (loss) on disposal of PP&E and intangibles - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain (loss) on disposal of PP&E and intangibles
Gain (loss) on disposal of PP&E and intangibles	R$ 184,189	R$ 85,455	R$ 1,700
Gain (loss) on disposal of Conectcar	R$ 76,485